Background and Nature of Operations		2 Months Ended
	Jul. 28, 2020	Sep. 30, 2020
Background and Nature of Operations [Abstract]
Background and Nature of Operations

Note 1: Background and Nature of Operations

GCM Grosvenor Inc. (“the Company”) was incorporated in Delaware on July 27, 2020 as a wholly owned subsidiary of Grosvenor Capital Management Holdings, LLLP (the “Partnership”). The Company was formed for the purpose of completing the transactions contemplated by the definitive transaction agreement, dated August 2, 2020 (the “Transaction Agreement”), by and among CF Finance Acquisition Corp., the Partnership, CF Finance Intermediate Acquisition, LLC (“IntermediateCo”) and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will own all of the equity interests in IntermediateCo, which will act as the general partner of the Partnership. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

Note 1: Background and Nature of Operations

GCM Grosvenor Inc. (the “Company”) was incorporated in Delaware on July 27, 2020 as a wholly owned subsidiary of Grosvenor Capital Management Holdings, LLLP (the “Partnership” or “GCMH”). The Company was formed for the purpose of completing the transactions contemplated by the definitive transaction agreement, dated August 2, 2020 (the “Transaction Agreement”), by and among CF Finance Acquisition Corp. (“CFAC”), the Partnership, CF Finance Intermediate Acquisition, LLC (“IntermediateCo”) and the other parties thereto as discussed in Note 4.